SUBSEQUENT EVENTS - Performance-based RSUs (Details) - Performance-based RSUs shares in Millions, $ in Millions	1 Months Ended
Jun. 30, 2021 USD ($) tranche shares
Subsequent Event [Line Items]
Number of units awarded | shares	13.5
Fair value of shares awarded | $	$ 80.5
Number of market tranches upon meeting the conditions for vesting | tranche	6